Note 7 - Income and Mining Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income and Mining Tax Benefit (Provision)
Major components of our income and mining tax benefit (provision) for the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	2023	2022	2021
Current:
Domestic	$(3,846)	$(3,915)	$(7,073)
Foreign	(3,322)	(5,119)	(6,316)

Total current income and mining tax provision	(7,168)	(9,034)	(13,389)

Deferred:
Domestic	(17,058)	2,064	43,708
Foreign	23,004	14,536	(750)

Total deferred income and mining tax benefit	5,946	16,600	42,958

Total income and mining tax (provision) benefit	$(1,222)	$7,566	$29,569

Schedule of Domestic and Foreign Components of Income (Loss) Before Income and Mining Taxes
Domestic and foreign components of income (loss) before income and mining taxes for the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	2023	2022	2021
Domestic	$43,745	$(6,343)	$38,003
Foreign	(126,740)	(38,571)	(32,477)

Total	$(82,995)	$(44,914)	$5,526

Schedule of Effective Income Tax Reconciliation
The annual tax benefit (provision) is different from the amount that would be provided by applying the statutory federal income tax rate to our pretax income (loss). The reasons for the difference are (in thousands):

	2023		2022		2021
Computed “statutory” benefit (provision)	$17,429	21%	$9,432	21%	$(1,161)	21%
Percentage depletion	4,205	5	8,542	19	8,076	(146)
Change in valuation allowance	(20,016)	(24)	(8,113)	(18)	38,058	(689)
State taxes, net of federal tax benefit	(2,731)	(3)	(158)	—	965	(17)
Foreign currency remeasurement of monetary assets and liabilities	(4,155)	(5)	4,559	10	(3,625)	66
Rate differential on foreign earnings	6,553	8	1,515	3	2,445	(44)
Compensation	(1,636)	(2)	173	0	1,094	(20)
Mining and other taxes	(1,359)	(2)	(6,609)	(15)	(13,799)	250
Other	488	1	(1,775)	(3)	(2,484)	45

Total (provision) benefit	$(1,222)	(1)%	$7,566	17%	$29,569	(535)%

Schedule of Components of Net Deferred Tax Assets and Liabilities	The individual components of our net deferred tax assets and liabilities are reflected in the table below (in thousands).

	December 31,
	2023	2022
Deferred tax assets:
Accrued reclamation costs	$33,451	$33,007
Deferred exploration	22,341	22,584
Foreign net operating losses	52,091	71,391
Domestic net operating losses	214,137	211,381
Foreign exchange loss	22,247	24,235
Foreign tax credit carryforward	2,026	2,493
Miscellaneous	35,060	39,628

Total deferred tax assets	381,353	404,719
Valuation allowance	(100,910)	(72,856)

Total deferred tax assets	280,443	331,863

Deferred tax liabilities:
Miscellaneous	(12,950)	(9,020)
Properties, plants and equipment	(369,445)	(427,584)

Total deferred tax liabilities	(382,395)	(436,604)

Net deferred tax liability	$(101,952)	$(104,741)

Schedule of Changes in Valuation Allowance	The changes in the valuation allowance for the years ended December 31, 2023, 2022 and 2021, are as follows (in thousands):

	2023	2022	2021
Balance at beginning of year	$(72,856)	$(39,152)	$(77,210)
Valuation allowance on deferred tax assets acquired with the ATAC (2023) and Alexco (2022) acquisitions	(8,077)	(25,591)	—
Increase related to non-recognition of deferred tax assets due to uncertainty of recovery and increase related to non-utilization of net operating loss carryforwards	(21,114)	(13,256)	(20,304)
Decrease related to either or a combination of (i) utilization, (ii) release due to future benefit, and (iii) expiration of deferred tax assets as applicable	1,137	5,143	58,362

Balance at end of year	$(100,910)	$(72,856)	$(39,152)